UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-22107

                         SEI STRUCTURED CREDIT FUND, LP
               (Exact name of registrant as specified in charter)
                                    --------


                            One Freedom Valley Drive
                                 Oaks, PA 19456
               (Address of principal executive offices) (Zip code)

                                 Michael T. Pang
                   c/o SEI Investments Management Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (610) 676-3257

                   DATE OF FISCAL YEAR END: DECEMBER 31, 2008

                  DATE OF REPORTING PERIOD: SEPTEMBER 30, 2008

ITEM 1.   SCHEDULE OF INVESTMENTS


                        SEI Structured Credit Fund, L.P.

                       Schedule of Investments (Unaudited)

                               September 30, 2008

DESCRIPTION                                                 PAR VALUE        VALUE
--------------------------------------------------------   -----------   ------------
COLLATERALIZED DEBT OBLIGATION -- 70.6%
CAYMAN ISLANDS -- 52.9%
Ares IX CLO (a) (b) (c)
      14.570%, 04/20/17                                    $ 3,050,000   $  1,189,500
Babson CLO, Ser 2004-2A, Cl SUB (a) (b)
      18.880%, 11/15/16                                      1,000,000        270,000
Babson CLO, Ser 2006-2A, Cl INC (a) (b)
      25.520%, 10/16/20                                      1,000,000        522,850
Babson CLO, Ser 2007-1A, Cl INC (a) (b)
      24.000%, 01/18/21                                      5,000,000      1,600,000
Babson CLO, Ser 2007-2A, Cl D (a) (b) (c)
      4.491%, 04/15/21                                         900,000        347,193
Brentwood, Ser 2006-1A, Cl B (a) (b) (c)
      3.621%, 02/01/22                                       2,500,000        894,500
Brentwood, Ser 2006-1A, Cl C (b) (c)
      4.401%, 02/21/22                                         900,000        238,500
Brentwood, Ser 2006-1I, Cl D (b) (c)
      6.551%, 02/01/22                                       6,290,000      1,993,301
Carlyle High Yield Partners VII CLO (a) (b) (c)
      17.300%, 09/21/19                                      3,650,000      1,095,000
Carlyle High Yield Partners VII CLO (b)
      17.307%, 09/30/19                                      1,850,000        555,000
Carlyle High Yield Partners VII CLO (b)
      13.580%, 05/21/21                                      1,000,000        300,000
CENT CDO, Ser 2007-15A, Cl SUB (a) (b)
      18.020%, 09/20/19                                      5,000,000      1,550,000
CIFC Funding, Ser 2006-1BA, Cl A2L (a) (b) (c)
      3.624%, 12/22/20                                       5,000,000      2,571,900
CIFC Funding, Ser 2006-1BA, Cl A3L (b) (c)
      4.034%, 12/22/20                                       2,500,000      1,011,500
CIFC Funding, Ser 2006-1BA, Cl B2L (b) (c)
      7.204%, 12/22/20                                       6,000,000      1,750,200
CIFC Funding, Ser 2006-2A, Cl A1L (a) (b) (c)
      3.070%, 03/01/21                                       4,000,000      3,060,000
CIFC Funding, Ser 2006-2A, Cl B2L (b) (c)
      6.810%, 03/01/21                                       1,700,000        484,500
CIFC Funding, Ser 2007-1A, Cl A1LB (b) (c)
      3.553%, 05/10/21                                       3,000,000      1,666,200

                        SEI Structured Credit Fund, L.P.

                       Schedule of Investments (Unaudited)

                               September 30, 2008

DESCRIPTION                                                 PAR VALUE        VALUE
--------------------------------------------------------   -----------   ------------
COLLATERALIZED DEBT OBLIGATION -- (CONTINUED)
CIFC Funding, Ser 2007-1A, Cl A3L (a) (b) (c)
      3.553%, 05/10/21                                     $ 2,800,000   $  1,120,000
CIFC Funding, Ser 2007-1A, Cl INC (b)
      23.380%, 05/10/21                                      1,000,000        320,000
CIFC Funding, Ser 2007-3A, Cl B (a) (b) (c)
      4.045%, 07/26/21                                       2,000,000        765,880
CIFC Funding, Ser 2007-IV (b) (c)
      18.570%, 09/20/19                                      2,000,000      1,295,420
De Meer Middle Market CLO, Ser 2006-1A, Cl B (a) (b) (c)
      3.186%, 10/20/18                                       1,885,626      1,329,907
De Meer Middle Market CLO, Ser 2006-1A, Cl C (a) (b) (c)
      3.386%, 10/20/18                                       4,714,064      2,998,899
De Meer Middle Market CLO, Ser 2006-1A, Cl E (a) (c)
      6.786%, 10/20/18                                       1,482,787        707,126
De Meer Middle Market CLO, Ser 2006-1A, Cl INC (a) (b)
      9.460%, 10/20/18                                       1,062,901        517,994
Duane Street CLO, Ser 2005-1A, Cl SUB (a) (b)
      12.510%, 11/08/17                                      2,000,000        840,000
Duane Street CLO, Ser 2005-1X, Cl SUB (b)
      12.510%, 11/08/17                                      1,000,000        420,000
Duane Street CLO V, Ser 2007-5A, Cl SN (a) (b)
      12.510%, 10/14/21                                      2,500,000      1,079,900
Fairway Loan Funding Ser 2006-1A, Cl C1 (b)
      11.830%, 10/17/18                                      3,297,462      1,154,112
FM Leveraged Captial Fund, Ser 2006-2A, Cl D (a) (b)
      4.404%, 11/15/20                                       4,605,000      1,315,004
Friedberg Milstein Preferred (b) (c)
      0.00%, 01/15/19                                           10,000        100,000
Gale Force 2 CLO (b)
      20.300%, 04/15/18                                      1,000,000        430,070
Gale Force CLO, Ser 2007-3A, Cl E (a) (b) (c)
      6.286%, 04/19/21                                       1,000,000        356,700
Gale Force CLO, Ser 2007-4A, Cl E (b) (c)
      9.210%, 08/20/21                                       1,500,000        676,275
Gale Force CLO, Ser 2007-4A, Cl INC (b) (c)
      14.620%, 08/20/21                                      3,000,000      1,254,756
ING Investment Management I CLO (a) (b) (c)
      14.520%, 12/01/17                                      1,500,000        322,500

                        SEI Structured Credit Fund, L.P.

                       Schedule of Investments (Unaudited)

                               September 30, 2008

DESCRIPTION                                                 PAR VALUE        VALUE
--------------------------------------------------------   -----------   ------------
COLLATERALIZED DEBT OBLIGATION -- (CONTINUED)
Lightpoint CLO, Ser 2005-3A, Cl C (b) (c)
      4.719%, 09/15/17                                     $ 1,000,000   $    425,270
Lightpoint CLO, Ser 2006-4A, Cl C (b) (c)
      4.591%, 04/15/18                                       6,750,000      2,985,525
Marathon CLO, Ser 2005-2A, Cl B (b) (c)
      4.00%, 12/20/19                                        2,000,000      1,373,400
Northwoods Capital, Ser 2006-6A, Cl SUB (a) (b)
    14.280%, 03/16/21                                        1,000,000        370,000
Northwoods Capital, Ser 2007-8A, Cl SUB (b)
      8.360%, 07/28/22                                       6,000,000      1,920,000
Osprey CDO, Ser 2006-1A, Cl B1L (a) (b) (c)
      4.952%, 04/08/22                                       2,843,250      1,336,327
Osprey CDO, Ser 2006-1A, Cl B2L (c)
      7.053%, 04/08/22                                       2,373,611      1,020,653
Rockwall, Ser 2007-8A, Cl SUB (a) (b) (c)
      5.051%, 08/01/21                                       3,300,000      1,320,000
Stanfield Daytona, Ser 2007-8A, Cl SUB (b)
      5.545%, 04/27/21                                       5,000,000      1,500,000
Stone Tower CDO, Ser 2007-8A, Cl SUB (a) (b) (c)
      6.804%, 01/29/40                                       3,736,643        934,161
                                                                         ------------
   Total Cayman Islands                                                  $ 51,290,023
                                                                         ------------
UNITED STATES -- 17.7%
ACAS Business Loan Trust Ser 2007-3RA, Cl SUB (b) (c)
      3.207%, 11/18/19                                       4,649,890      3,360,429
Ares IIIR/IVR CLO, Ser 2007-3RA, Cl E (b) (c)
      6.291%, 04/16/21                                       5,000,000      2,300,000
Ares IIIR/IVR CLO, Ser 2007-3RA, Cl SUB (b)
      11.460%, 04/16/21                                      2,000,000        940,000
Ares XI CLO, Ser 2007-11A, Cl SUB (b)
      14.850%, 10/11/21                                      5,000,000      2,500,000
Battalion CLO, Ser 2007-1A, Cl E (a) (b) (c)
      7.038%, 07/14/22                                       2,000,000        990,000
Battalion CLO, Ser 2007-1A, Cl SUB (a) (b)
      8.870%, 07/14/22                                       4,200,000      1,932,000
CIT CLO, Ser 2007-1A, Cl D (b) (c)
      5.200%, 06/20/21                                       3,000,000        959,670
CIT CLO, Ser 2007-1A, Cl E (b) (c)
      8.200%, 06/20/21                                       3,000,000        966,990
Denali Captial CLO VI, Ser 2006-6A, Cl B2L (b) (c)
      7.036%, 06/20/21                                       1,000,000        353,170

                        SEI Structured Credit Fund, L.P.

                       Schedule of Investments (Unaudited)

                               September 30, 2008

                                                            PAR VALUE/
DESCRIPTION                                                   SHARES         VALUE
--------------------------------------------------------    ---------    ------------
COLLATERALIZED DEBT OBLIGATION -- (CONTINUED)
Nautique Funding CLO, Ser 2006-1A, Cl INC (a) (b)
      22.460%, 04/15/20                                    $ 1,500,000   $    495,000
Sands Point Funding, Ser 2006-1A, Cl C (a) (b) (c)
      3.534%, 07/18/20                                       1,500,000        823,125
White Horse II (a) (b) (c)
      14.510%, 06/15/17                                      4,000,000      1,040,000
Wind River CLO II - Tate Investors (b)
      15.170%, 10/19/17                                      1,000,000        530,000
                                                                         ------------
   Total United States                                                     17,190,384
                                                                         ------------
Total Collateralized Debt Obligation (Cost $86,891,455)                  $ 68,480,407
                                                                         ------------
MUTUAL FUNDS -- 2.7%
UNITED STATES -- 2.7%
ING Prime Rate Trust                                           303,416      1,316,825
Pioneer Floating Rate Trust (b) (c)                            127,005      1,271,320
                                                                         ------------
   Total United States                                                      2,588,145
                                                                         ------------
Total Mutual Funds (Cost $2,989,569)                                     $  2,588,145
                                                                         ------------
HEDGE FUND -- 23.4%
UNITED STATES -- 23.4%
Ares Enhanced Credit Opportunities, L.P. (b) (d)             5,500,000      4,450,655
Goldentree Credit Opportunities, L.P. (b) (d)                7,500,000      6,481,350
Highland Financial Partners, L.P. (b) (d)                    1,500,000      7,500,000
Stone Tower Credit, L.P. (b) (d)                             5,000,000      4,257,600
                                                                         ------------
   Total United States                                                     22,689,605
                                                                         ------------
Total Hedge Fund (Cost $25,500,000)                                      $ 22,689,605
                                                                         ------------
MONEY MARKET FUND -- 16.4%
UNITED STATES -- 16.4%
SDIT Prime Obligation Fund, Cl A, 2.350% (c) (e) (f)        15,950,968     15,950,968
                                                                         ------------
   Total United States                                                     15,950,968
                                                                         ------------
Total Money Market Fund (Cost $15,950,968)                               $ 15,950,968
                                                                         ------------
Total Investments -- 113.1%
   (Cost $131,331,992) (g)                                               $109,709,125
                                                                         ============

                        SEI Structured Credit Fund, L.P.

                       Schedule of Investments (Unaudited)

                               September 30, 2008

The following restricted securities were held by the Fund as of September 30, 2008:

                                       ACQUI-     RIGHT TO                             % OF
                            PAR        SITION     ACQUIRE                  MARKET    PARTNERS'
                           VALUE        DATE        DATE        COST       VALUE      CAPITAL
                         ---------   ---------   ---------   ---------   ---------   ---------
Ares Enhanced Credit
   Opportunities, L.P.   5,500,000    5/1/2008    5/1/2008   5,500,000   4,450,655     4.6%
Goldentree Credit
   Opportunities, L.P.   7,500,000   12/4/2007   12/4/2007   7,500,000   6,481,350     6.7%
Highland Financial
   Partners, L.P.        1,500,000   6/11/2008   6/11/2008   7,500,000   7,500,000     7.7%
Stone Tower
   Credit, L.P.          5,000,000    8/1/2008    8/1/2008   5,000,000   4,257,600     4.4%

Percentages based on Partners' Capital of $96,999,834.

Cl -- Class
CDO -- Collateralized Debt Obligation
CLO -- Collateralized Loan Obligation
CIFC -- Commercial Industrial Finance Corporation
L.P. -- Limited Partnership
Ser -- Series

(a) Security sold within the terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1993, as amended, and may be sold only to the dealers in that program or other "accredited investors."

(b) Security considered illiquid. The total market value is $92,441,332 represents 95.3% of Partners' Capital.

(c) Variable rate security. The rate reported is the rate in effect as of September 30, 2008.

(d)  Security considered restricted.

(e)  Rate shown is the 7-day effective yield as of September 30, 2008.

(f)  Investment in affiliated security.

(g) The aggregate cost of investments for tax purposes was $131,331,992. Net unrealized depreciation on investments for tax purposes was $(21,622,867) consisting of $650,705 of gross unrealized appreciation and $(22,273,572) of gross unrealized depreciation.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

                        SEI Structured Credit Fund, L.P.

                       Schedule of Investments (Unaudited)

                               September 30, 2008

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), is effective for the Fund's financial statements issued after December 31, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of the observable market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value in accordance with FAS 157 during the nine months ended September 30, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund's investments in accordance with FAS 157 carried at value:

                                                INVESTMENTS IN
               VALUATION INPUTS                   SECURITIES
---------------------------------------------   --------------
Level 1 - Quoted Prices                          $ 18,539,113
Level 2 - Other Significant Observable Inputs      68,480,407
Level 3 - Significant Unobservable Inputs          22,689,605
                                                 ------------
   TOTAL                                         $109,709,125
                                                 ============

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                INVESTMENTS IN
                                                  SECURITIES
                                                --------------
Balance as of December 31, 2007                   $ 2,482,250
Accrued discounts/premiums                                 --
Realized gain/(loss) and change
   in unrealized appreciation/(depreciation)       (1,364,400)
Net purchase/sales                                 21,571,755
Net transfers in/and or out of Level 3                     --
                                                  -----------
Ending balance as of September 30, 2008           $22,689,605
                                                  -----------

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                                 SEI Structured Credit Fund, LP


By (Signature and Title)*                    /s/ Robert A. Nesher
                                             ------------------------------
                                             Robert A. Nesher, President


Date:  November 21, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                    /s/ Robert A. Nesher
                                             ------------------------------
                                             Robert A. Nesher, President


Date:  November 21, 2008


By (Signature and Title)*                    /s/ Stephen F. Panner
                                             ------------------------------
                                             Stephen F. Panner, Treasurer


Date:  November 21, 2008


* Print the name and title of each signing officer under his or her signature.